Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	¥ (9,989)	$ (1,435)	¥ (622)	$ (89)
Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	22,778		19,739		$ 3,272	$ 2,835
Long-term investments	(230)	(33)	3,512	504
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	76		0		$ 11	$ 0
Intangible assets	(406)	$ (58)	(5)	$ (1)
Fair Value, Inputs, Level 1 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	14,105		0
Fair Value, Inputs, Level 1 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	0		0
Fair Value, Inputs, Level 2 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	358		4,983
Fair Value, Inputs, Level 2 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	0		0
Fair Value, Inputs, Level 3 | Long Term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	8,315		14,756
Fair Value, Inputs, Level 3 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets	¥ 76		¥ 0